UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: APRIL 30, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                            CAMBIAR OPPORTUNITY FUND
                        CAMBIAR INTERNATIONAL EQUITY FUND
                            CAMBIAR CONQUISTADOR FUND
                          CAMBIAR AGGRESSIVE VALUE FUND
                       Semi-Annual Report   October 31, 2007
                         The Advisors' Inner Circle Fund

                        [LOGO OMITTED] CAMBIAR INVESTORS

                                                         MANAGER FOR ALL SEASONS

THE ADVISORS' INNER CIRCLE FUND                                 CAMBIAR FUNDS
                                                                OCTOBER 31, 2007

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter .....................................................    1

Schedules of Investments .................................................    5

Statements of Assets and Liabilities .....................................   20

Statements of Operations .................................................   22

Statements of Changes in Net Assets ......................................   24

Financial Highlights .....................................................   28

Notes to Financial Statements ............................................   33

Approval of Investment Advisory Agreement ................................   43

Disclosure of Fund Expenses ..............................................   46

--------------------------------------------------------------------------------

The Funds file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
                                                          CAMBIAR INVESTORS, LLC
                                                              SHAREHOLDER LETTER
                                                                OCTOBER 31, 2007

Dear Shareholders:

After a relatively calm four-year stretch in which global economies and capital markets performed exceedingly well, sand has at last found its way into the gears. The global economy had benefited greatly from business, consumer, and financial confidence, propelling aggressive investments into fixed capital assets, real estate, and consumption. In spite of doggedly high commodity price increases in the last couple of years, the free flow of capital, funding, and the virtuous circle of confidence, liquidity, and low financial volatility that this engendered remained well in place. In a very real sense conditions were too perfect and too good to be true (or at least to be sustainable). A sharp credit-driven down-cycle has come to Wall Street, and appears likely to dominate financial and economic matters for the next year or two. After a multi-year feast of generous lending on generous terms for corporate and consumer borrowers, the excesses have come home to roost.

Credit problems start because lenders are too complacent and lend too much money to the wrong people on the wrong terms. The problems then snowball when lenders become too conservative in the wake of being too complacent. It would all seem lightly comical but for the significant economic and financial implications of a credit down-cycle. Unfettered access to credit on "reasonable" terms is the lifeblood of a capitalist economy, and hence most financial and economic downturns have been credit driven events at some level. As conditions deteriorate, lenders of various types become more conservative because it is in their self-interest, thereby pulling the metaphorical punchbowl away from the marginal borrower. This tends to exacerbate the market deterioration and leads to more conservatism, and does not stop of its own accord until some new equilibrium has been wrung out of the markets. Varying degrees of financial and economic dislocation inevitably follow, which we have already borne witness to in capital markets.

The match that lit the tinder has been well-publicized problems in "subprime" and other lower quality/higher risk forms of mortgage and corporate lending. This will likely broaden out in 2008, where we expect credit deterioration in a wide variety of other loan types as the flow of easy money ceases. This re-risking of lending practices and financial service providers' balance sheets may therefore play on for some time to come. To date the market for securitized loans for practical purposes shut down in many sub-segments during July and has remained under severe distress through to today. Traditionally commonplace short term funding mechanisms such

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

as asset-backed commercial paper and warehouse finance lines experienced momentous disruption and malfunction, creating significant rollover problems for institutions that rely on such funding. For example, at one point in mid-August the spread between the quoted Fed Funds rate (then 5.25%) and the one month T-Bill rate exceeded 300 basis points (!), as money market funds refused to transact in commercial paper and other non-governmental short duration instruments, creating an enormous scarcity premium for government paper and thus the low yields. A spread of that magnitude between the Fed Funds rate and short term T-Bills has only occurred on one other past occasion: the October 1987 stock market crash, when a similar thirst for highly liquid and "safe" paper prevailed. As we are marking the 20th anniversary of the 1987 crash this fall, the question inevitably rises as to whether such an event could be repeated given modern day stock market safeguards that were put in place to control the various market mechanics that failed 20 years ago. Well, it did just happen again, but not in equities!

Market volatility has surged since these problems erupted earlier this year. From February 27th through October 31st there were 10 days in which the value of the S&P 500 changed by over 2%, as compared to just 4 such instances from December 2003 through February 2007. Individual stock volatility has also increased dramatically. Such explosive surges in volatility tend to be associated with shifts in market leadership. Indeed, despite a market that was up modestly on a broad index basis, most financial and domestic consumer-facing stocks experienced material losses while commodity-oriented, industrial, and technology issues gained. There was a decidedly visible shift in what kinds of stocks performed, with "growth" stocks dominating performance over "value" issues generally speaking. Value styles of investment (which we espouse) tend to be challenged later in economic cycles as a general observation because there is increasing angst about how or to what degree business conditions will deteriorate for companies that don't enjoy secular growth or which are more cyclically dependent. Given the heightened uncertainty over what the broader economic trajectory may be exactly and the significant damage to perceived credit quality systemically, this is not altogether surprising. But it is a big change from the last seven years' environment where more traditional value approaches tended to achieve superior investment results.

For example, financial stocks tend to be valued by investors based on a price to tangible book equity basis, with some adjustments made for returns on equity and the persistency of high or low returns. Higher quality franchises generally find valuation floors at or near "book value" as an historical rule. But with problematic debt and debt structures pervading the U.S. financial system, and the prospects of enormous write-downs continuing well into next year, the actual value of "tangible book

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

equity" is debatable. As such, financials are having an awful time holding value at almost any price. Clearly, some financial companies will get through this malaise and prosper, but the timetable to get through the valley remains very uncertain, and the risk to capital adequacy positions at many financials is material. This has compressed valuations across the board and has affected some of our positions. Though we were not heavily concentrated in financials relative to the market, and had prudently eschewed the homebuilders, furniture makers and related value chain, in hindsight one ought to have avoided anything remotely to do with the housing market or mortgages in any form. Our opinion is that while many financial stocks may appear to be attractively valued at first glance, we think the popping of a decade-long credit bubble as more than a two to three quarter phenomenon, and therefore we are not likely to take on new exposures without some greater degree of clarity as to the magnitude of credit losses that may occur. Time is the primary catalyst in this regard.

The overall environment has been rather frustrating for Cambiar Investors' particular approach to portfolio management and investing. Near term market sensibilities favor companies that are perceived as having "bullet-proof " and/or acyclical growth prospects, or simply those with price momentum. We certainly prefer companies with favorable aggregate growth prospects, but tend to gravitate toward those that trade at discounted valuations owing to investor disinterest or certain negative issues which we judge to be manageable and transitory, and that are far from 52-week highs. As time marches on, the "bullet proof " stories and momentum stories often develop negative issues that trouble the bulls, while some proportion of companies that are outside the market's range of preferences eventually experience newfound interest and a greater consequent valuation. This approach (find good companies that are temporarily out of favor) does generally work and for the right reasons. But no investment discipline is foolproof or ideally suited for all markets. Just as credit markets have been re-risked, so too have equities. While we have seen some nice gains in 2007 in various technology, telecommunications, and energy-related businesses, these have been diluted by material declines in other holdings where perceived business risk has grown versus the beginning of 2007. In a great many cases, we do not see meaningful negative franchise issues, and have seen our holdings' operating performance develop favorably throughout the year. However, fear and perceived vulnerability have dominated the markets assessment, and we have been witness to little forward progress in individual stock performances. That is frustrating.

We saw a similar situation in 1998-99 as an organization where "old economy" stocks were left in the dust by the technology and internet-led charge at the end of the last decade. Though information technology and the internet have been transformational to many businesses, the startling degree of interest in such stocks polarized

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

the marketplace and left many strong and enduring businesses not involved with computer technology demonstratively undervalued. The initial phase of this period of market polarization was almost unmanageable as the markets recklessly piled into all things tech. We are witnessing a similar phenomenon in 2007; perhaps not as extreme and intellectually fickle, but similar nonetheless. In the current environment, investors favor stocks with unique growth drivers and very clean stories, while eschewing those that have indeterminate issues and concerns and perceived cyclicality. The negative issue du jour is the broader trajectory of the U.S. economy and U.S. consumer. In many cases we hold stocks today that discount a fairly severe economic downturn by way of their embedded valuation. The better performing stocks this year, both in the U.S. and abroad, have been commodity-driven businesses and industrial businesses, both of which are economically sensitive - which makes this whole year feel like one giant conundrum. Although oil and other commodities may have their own unique dynamics one does have to believe "it's different this time" to embrace many of the leading industrial sector valuations today. In reality, all businesses have limitations on their growth potential and have negative or indeterminate issues and concerns, but these may not be so obvious or evident.

In the aftermath of the last value-to-growth shift (1998-99), Cambiar was very successful in generating returns in the ensuing years, though the initial phase was difficult. This is where we find ourselves now. To some extent, the price dislocation that this process creates is a necessary condition to generate meaningful gains in the forward years. As we enter 2008, we are very confident about our ability to navigate through this financial storm. The Cambiar investment team continues to maintain a high degree of conviction in our holdings.

We appreciate your continued support.

Sincerely,

/s/ Brian M. Barish

Brian M. Barish
President
Cambiar Investors LLC

THIS   REPRESENTS  THE  MANAGER'S   ASSESSMENT  OF  THE  PORTFOLIOS  AND  MARKET
ENVIRONMENT AT A PARTICULAR POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

12.8%   Petroleum & Fuel Products
10.1%   Insurance
10.0%   Semi Conductors & Equipment
 8.4%   Food, Beverage & Tobacco
 5.0%   Broadcasting, Newspapers & Advertising
 5.0%   Retail
 4.7%   Pharmaceuticals
 4.5%   Communications and Media
 4.1%   Consumer Staples
 4.0%   Business Services
 3.9%   Hotel & Lodging
 3.8%   Agriculture
 3.1%   Options
 2.8%   Offshore Drilling
 2.7%   Electronics Manufacturer
 2.5%   Metal & Mining
 2.5%   Telephone & Telecommunications
 2.2%   Computer Software
 2.1%   Investment Banking & Brokerage
 1.9%   Office Equipment & Supplies
 1.6%   Banking
 1.6%   Medical Products & Services
 0.7%   Short-Term Investment

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.1%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------   -------------
AGRICULTURE -- 3.8%
   Archer-Daniels-Midland .........................    2,560,000   $  91,596,800
                                                                   -------------
BANKING -- 1.6%
   Bank of America ................................      800,000      38,624,000
                                                                   -------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.0%
   Interpublic Group* .............................    4,720,000      48,852,000
   WPP Group ADR ..................................    1,075,000      73,960,000
                                                                   -------------
                                                                     122,812,000
                                                                   -------------
BUSINESS SERVICES -- 4.0%
   Western Union ..................................    4,400,000      96,976,000
                                                                   -------------
COMMUNICATIONS & MEDIA -- 4.5%
   AT&T ...........................................    1,100,000      45,969,000
   DIRECTV Group* .................................    2,367,000      62,678,160
                                                                   -------------
                                                                     108,647,160
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                       ---------   -------------
COMPUTER SOFTWARE -- 2.2%
   Microsoft ......................................    1,400,000   $  51,534,000
   Symantec* ......................................      110,000       2,065,800
                                                                   -------------
                                                                      53,599,800
                                                                   -------------
CONSUMER STAPLES -- 4.1%
   CVS Caremark ...................................    2,400,000     100,248,000
                                                                   -------------
ELECTRONICS MANUFACTURER -- 2.7%
   Flextronics International Ltd.* ................    5,400,000      66,474,000
                                                                   -------------
FOOD, BEVERAGE & TOBACCO -- 8.4%
   Altria Group ...................................    1,520,000     110,853,600
   Campbell Soup ..................................    1,200,000      44,376,000
   ConAgra Foods ..................................    2,050,000      48,646,500
                                                                   -------------
                                                                     203,876,100
                                                                   -------------
HOTELS & LODGING -- 3.9%
   Boyd Gaming ....................................      950,000      39,729,000
   Las Vegas Sands* ...............................       60,000       7,984,800
   Wyndham Worldwide ..............................    1,450,000      47,603,500
                                                                   -------------
                                                                      95,317,300
                                                                   -------------
INSURANCE -- 10.1%
   ACE Ltd. .......................................      882,000      53,458,020
   Allstate .......................................    1,280,000      67,072,000
   Assured Guaranty Ltd. ..........................    1,350,000      31,144,500
   MBIA ...........................................    1,000,000      43,040,000
   Travelers Companies ............................      960,000      50,121,600
                                                                   -------------
                                                                     244,836,120
                                                                   -------------
INVESTMENT BANKING & BROKERAGE -- 2.1%
   Lehman Brothers Holdings .......................      800,000      50,672,000
                                                                   -------------
MEDICAL PRODUCTS & SERVICES -- 1.5%
   Cigna ..........................................      720,000      37,792,800
                                                                   -------------
METALS & MINING -- 2.5%
   Newmont Mining .................................    1,212,000      61,642,320
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                   -----------   ---------------
OFFICE EQUIPMENT & SUPPLIES -- 1.9%
   Avery Dennison ..............................       800,000   $    46,320,000
                                                                 ---------------
OFFSHORE DRILLING -- 2.8%
   Nabors Industries* ..........................     2,400,000        67,392,000
                                                                 ---------------
PETROLEUM & FUEL PRODUCTS -- 12.8%
   Anadarko Petroleum ..........................       526,000        31,044,520
   Baker Hughes ................................       845,000        73,278,400
   Chevron .....................................       550,000        50,330,500
   El Paso .....................................     4,600,000        81,236,000
   Halliburton .................................     1,920,000        75,686,400
                                                                 ---------------
                                                                     311,575,820
                                                                 ---------------
PHARMACEUTICALS -- 4.7%
   Barr Pharmaceuticals* .......................       975,000        55,887,000
   Wyeth .......................................     1,200,000        58,356,000
                                                                 ---------------
                                                                     114,243,000
                                                                 ---------------
RETAIL -- 5.0%
   Limited Brands ..............................     2,200,000        48,422,000
   Target ......................................     1,180,000        72,404,800
                                                                 ---------------
                                                                     120,826,800
                                                                 ---------------
SEMICONDUCTORS & INSTRUMENTS -- 10.0%
   Cadence Design Systems* .....................     1,730,000        33,908,000
   Infineon Technologies* ......................     6,075,000        89,033,203
   Intel .......................................     3,920,000       105,448,000
   Qimonda ADR* ................................     1,500,000        14,490,000
                                                                 ---------------
                                                                     242,879,203
                                                                 ---------------
TELEPHONES & TELECOMMUNICATIONS -- 2.5%
   Ericsson (LM) Telephone, Cl B ...............    20,000,000        59,738,096
                                                                 ---------------
   TOTAL COMMON STOCK
     (Cost $2,014,495,814) .....................                   2,336,089,319
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PURCHASED OPTIONS -- 3.2%
--------------------------------------------------------------------------------

                                                               CONTRACTS/SHARES        VALUE
                                                               ----------------   ---------------
AGRICULTURE -- 0.8%
   Archer-Daniels-Midland, Call, Expires 01/17/09,
     Strike Price: $25.00* .................................             15,000   $    18,000,000
                                                                                  ---------------
CONSUMER STAPLES -- 0.6%
   CVS Caremark, Call, Expires 01/17/09,
     Strike Price: $20.00* .................................              7,000        15,470,000
                                                                                  ---------------
PHARMACEUTICALS -- 0.4%
   Wyeth, Call, Expires 01/19/08, Strike Price: $35.00* ....              7,000         9,450,000
                                                                                  ---------------
SEMI-CONDUCTORS & INSTRUMENTS -- 1.3%
   Intel, Call, Expires 01/17/09, Strike Price: $15.00* ....             25,000        30,875,000
                                                                                  ---------------
TELEPHONES & TELECOMMUNICATIONS -- 0.1%
   Ericsson (LM) Telephone, Cl B, Call, Expires 01/17/09,
     Strike Price: $18.00*..................................             50,000         2,672,494
                                                                                  ---------------
   TOTAL PURCHASED OPTIONS
     (Cost $61,147,139) ....................................                           76,467,494
                                                                                  ---------------

-------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 0.7%
-------------------------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund
     Fiduciary Shares, 4.850%
     (Cost $17,136,934) ....................................         17,136,934        17,136,934
                                                                                  ---------------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $2,092,779,887) .................................                      $ 2,429,693,747
                                                                                  ===============

      PERCENTAGES ARE BASED ON NET ASSETS OF $2,430,002,517.
   *  NON-INCOME PRODUCING SECURITY.
 (A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2007.
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
LTD.  LIMITED


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

9.8%    Insurance
9.4%    Industrial/Machinery
8.3%    Telephones & Telecommunications
7.7%    Computers & Services
7.6%    Metals & Mining
6.5%    Automotive
6.1%    Petroleum & Fuel Products
5.9%    Food, Beverage & Tobacco
4.4%    Semi Conductors
4.1%    Offshore Drilling
3.6%    Constructions Materials
3.0%    Broadcasting, Newspapers & Advertising
2.9%    Advertising
2.8%    Warrants
2.4%    Agriculture
2.3%    Construction & Engineering
2.3%    Pharmaceuticals
2.2%    Electronics Manufacturer
2.0%    Real Estate
1.8%    Chemicals
1.5%    Entertainment
1.4%    Computers Storage & Peripherals
1.1%    Short-Term Investments
0.9%    Apparel/Textiles

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 90.8%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
BRAZIL -- 1.5%
   Petroleo Brasileiro ADR .......................         7,500   $     717,225
                                                                   -------------
CANADA -- 3.9%
   Kinross Gold* .................................        93,500       1,840,080
                                                                   -------------
CHINA (A) -- 5.6%
   China Molybdenum Ltd., Cl H* ..................       350,000         917,800
   Shanghai Electric Group, Cl H .................     1,770,000       1,757,543
                                                                   -------------
                                                                       2,675,343
                                                                   -------------
FRANCE (A) -- 1.7%
   Lafarge .......................................         5,000         816,325
                                                                   -------------
GERMANY -- 14.1%
   GEA Group (A) .................................        40,000       1,499,603
   Infineon Technologies ADR* ....................       110,000       1,614,800
   Muenchener Rueckversicherungs (A) .............         7,500       1,437,932
   Siemens ADR ...................................         9,200       1,254,604
   Wacker Chemie (A) .............................         3,600         879,913
                                                                   -------------
                                                                       6,686,852
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
HONG KONG (A) -- 12.5%
   eSun Holdings GDR* ............................     1,000,000   $     723,081
   Lenovo Group Ltd. .............................     2,000,000       2,277,584
   Noble Group ...................................     1,200,000       1,974,250
   Shun Tak Holdings Ltd. ........................       600,000         947,186
                                                                   -------------
                                                                       5,922,101
                                                                   -------------
ISRAEL -- 2.3%
   Teva Pharmaceutical Industries ADR ............        25,000       1,100,250
                                                                   -------------
ITALY -- 2.0%
   Telecom Italia ADR ............................        30,000         942,300
                                                                   -------------
JAPAN -- 8.4%
   Fujitsu Ltd. (A) ..............................       180,000       1,414,295
   Honda Motor ADR ...............................        35,000       1,310,050
   Sony Financial Holdings GDR ...................           350       1,259,921
                                                                   -------------
                                                                       3,984,266
                                                                   -------------
MEXICO -- 1.9%
   Cemex ADR* ....................................        30,000         920,100
                                                                   -------------
NETHERLANDS (A) -- 4.2%
   Heineken ......................................        14,000         981,548
   ING Groep .....................................        23,000       1,038,291
                                                                   -------------
                                                                       2,019,839
                                                                   -------------
NORWAY -- 4.5%
   Petroleum Geo-Services ADR ....................        35,000       1,023,750
   Yara International (A) ........................        29,000       1,125,163
                                                                   -------------
                                                                       2,148,913
                                                                   -------------
SINGAPORE (A) -- 1.4%
   Unisteel Technology GDR .......................       500,000         650,414
                                                                   -------------
SOUTH AFRICA -- 1.9%
   Gold Fields ADR ...............................        50,000         903,500
                                                                   -------------
SOUTH KOREA (A) -- 2.3%
   STX Shipbuilding GDR ..........................        13,600       1,107,214
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
SPAIN -- 3.1%
   Telefonica ADR ................................        15,000   $   1,491,750
                                                                   -------------
SWEDEN -- 1.3%
   Ericsson (LM) Telephone ADR ...................        20,000         601,000
                                                                   -------------
SWITZERLAND (A) -- 4.3%
   Nestle ........................................         2,300       1,061,733
   Swiss Life Holding ............................         3,500         968,318
                                                                   -------------
                                                                       2,030,051
                                                                   -------------
TAIWAN -- 3.0%
   ASE Test* .....................................        35,000         507,500
   Chunghwa Telecom Ltd. ADR .....................        48,246         926,323
                                                                   -------------
                                                                       1,433,823
                                                                   -------------
UNITED KINGDOM -- 10.9%
   BP ADR ........................................        15,000       1,169,850
   British Sky Broadcasting Group (A) ............       100,000       1,414,910
   Britvic (A) ...................................       105,000         785,074
   Ted Baker (A) .................................        40,000         446,363
   WPP Group (A) .................................       100,000       1,366,835
                                                                   -------------
                                                                       5,183,032
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $29,326,286) .........................                    43,174,378
                                                                   -------------

--------------------------------------------------------------------------------
PREFERRED STOCK -- 3.8%
--------------------------------------------------------------------------------
GERMANY (A) -- 3.8%
   Bayerische Motoren Werke
      (Cost $1,585,067) ..........................        32,500       1,818,709
                                                                   -------------

--------------------------------------------------------------------------------
WARRANTS -- 5.0%
--------------------------------------------------------------------------------
TAIWAN (B) -- 5.0%
   Chi Mei Optoelectronics, Expires 04/28/08 .....       700,000       1,036,000
   Quanta Participation Certificates, Expires
      01/19/09 ...................................       815,672       1,354,016
                                                                   -------------
   TOTAL WARRANTS
      (Cost $2,027,388) ..........................                     2,390,016
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (C) -- 1.2%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
   Union Bank of California Money Market Fund,
      3.130% (Cost $551,771) .....................       551,771   $     551,771
                                                                   -------------
   TOTAL INVESTMENTS -- 100.8%
      (Cost $33,490,512) .........................                 $  47,934,874
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $47,575,726.
  *   NON-INCOME PRODUCING SECURITY.
(A) SECURITIES FAIR VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES (SEE NOTE 2 ON PAGE 35).
(B) THESE EQUITY WARRANTS TRADE IN U.S. DOLLARS ON A ONE FOR ONE BASIS TO THE UNDERLYING STOCK. THE EQUITY WARRANTS ISSUED ARE SUBJECT TO RULE 144A OF THE SECURITY ACT OF 1933. SUCH SECURITIES MAY BE SOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY ON FOREIGN EXCHANGES OR TO QUALIFIED INSTITUTIONAL BUYERS.
(C)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007.
ADR   AMERICAN DEPOSITARY RECEIPT
GDR   GLOBAL DEPOSITARY RECEIPT
CL    CLASS
LTD.  LIMITED


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

17.6%    Medical Products & Services
10.7%    Short-Term Investments
 9.5%    Semi Conductors & Instruments
 9.3%    Insurance
 8.6%    Computer Software
 6.0%    Petroleum & Fuel Products
 4.3%    Retail
 4.3%    Hotels, Restaurants & Leisure
 4.2%    Pharmaceuticals
 2.3%    Business Services
 2.2%    Apparel/Textiles
 2.1%    Warrants
 2.0%    Agriculture
 2.0%    Gas/Natural Gas
 1.9%    Offshore Drilling
 1.9%    Entertainment
 1.8%    Consumer Staples
 1.7%    Industrial/Machinery
 1.6%    Building Materials
 1.6%    Banks
 1.6%    Computer Storage & Peripherals
 1.5%    Broadcasting, Newspapers & Advertising
 1.3%    Air Freight & Logistics

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 91.8%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                        ---------   ------------
AGRICULTURE -- 2.0%
   Corn Products International ......................      35,000   $  1,488,900
                                                                    ------------
AIR FREIGHT & LOGISTICS -- 1.4%
   Pacer International ..............................      68,000      1,002,320
                                                                    ------------
APPAREL/TEXTILES -- 2.2%
   Carter's* ........................................      74,000      1,633,920
                                                                    ------------
BANKS -- 1.6%
   Pacific Capital Bancorp ..........................      59,000      1,223,070
                                                                    ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.6%
   New Frontier Media ...............................     194,000      1,177,580
                                                                    ------------
BUILDING MATERIALS -- 1.7%
   Watsco ...........................................      30,200      1,257,528
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                        ---------   ------------
BUSINESS SERVICES -- 2.3%
   Euronet Worldwide* ...............................      54,000   $  1,729,620
                                                                    ------------
COMPUTER SOFTWARE -- 8.9%
   Epicor Software* .................................     110,000      1,284,800
   Parametric Technology* ...........................      88,400      1,688,440
   Solera Holdings* .................................      81,670      1,756,722
   Sybase* ..........................................      64,000      1,830,400
                                                                    ------------
                                                                       6,560,362
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS -- 1.7%
   Smart Modular Technologies* ......................     141,000      1,246,440
                                                                    ------------
CONSUMER STAPLES -- 1.9%
   Prestige Brands Holdings* ........................     132,300      1,383,858
                                                                    ------------
ENTERTAINMENT -- 4.1%
   Scientific Games, Cl A* ..........................      40,300      1,456,845
   THQ* .............................................      57,500      1,557,675
                                                                    ------------
                                                                       3,014,520
                                                                    ------------
GAS/NATURAL GAS -- 2.0%
   Southwest Gas ....................................      50,000      1,488,000
                                                                    ------------
HOTELS & LODGING -- 4.4%
   Ameristar Casinos ................................      55,000      1,790,250
   Great Wolf Resorts* ..............................     111,100      1,450,966
                                                                    ------------
                                                                       3,241,216
                                                                    ------------
INDUSTRIAL/MACHINERY -- 1.7%
   Kennametal .......................................      14,000      1,276,940
                                                                    ------------
INSURANCE -- 9.6%
   American Equity Investment Life Holding ..........     116,000      1,133,320
   Aspen Insurance Holdings Ltd. ....................      49,000      1,340,640
   Hanover Insurance Group ..........................      34,000      1,566,380
   Max Re Capital Ltd. ..............................      46,100      1,304,169
   National Financial Partners ......................      32,000      1,749,440
                                                                    ------------
                                                                       7,093,949
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                        ---------   ------------
MEDICAL PRODUCTS & SERVICES -- 18.0%
   Amedisys* ........................................      40,032   $  1,699,358
   HLTH* ............................................     107,000      1,509,770
   inVentiv Health* .................................      34,000      1,435,820
   LifePoint Hospitals* .............................      48,000      1,464,960
   PolyMedica .......................................      32,000      1,694,720
   PSS World Medical* ...............................      55,000      1,111,000
   Symmetry Medical* ................................      94,000      1,612,100
   Trizetto Group* ..................................      83,000      1,356,220
   West Pharmaceutical Services .....................      34,000      1,405,560
                                                                    ------------
                                                                      13,289,508
                                                                    ------------
OFFSHORE DRILLING -- 2.0%
   Parker Drilling* .................................     175,000      1,477,000
                                                                    ------------
PETROLEUM & FUEL PRODUCTS -- 6.2%
   Oil States International* ........................      37,000      1,598,030
   St. Mary Land & Exploration ......................      35,500      1,503,780
   Superior Energy Services* ........................      39,000      1,446,120
                                                                    ------------
                                                                       4,547,930
                                                                    ------------
PHARMACEUTICALS -- 4.3%
   KV Pharmaceutical, Cl A* .........................      52,000      1,629,680
   Sciele Pharma* ...................................      60,800      1,546,752
                                                                    ------------
                                                                       3,176,432
                                                                    ------------
RETAIL -- 4.4%
   Saks .............................................      81,000      1,713,960
   Stage Stores .....................................      84,000      1,575,840
                                                                    ------------
                                                                       3,289,800
                                                                    ------------
SEMI-CONDUCTORS & INSTRUMENTS -- 9.8%
   Cymer* ...........................................      36,600      1,555,500
   Fairchild Semiconductor International, Cl A* .....      87,700      1,600,525
   International Rectifier* .........................      41,500      1,385,270
   Semtech* .........................................      70,000      1,197,700
   Teradyne* ........................................     120,000      1,480,800
                                                                    ------------
                                                                       7,219,795
                                                                    ------------
   TOTAL COMMON STOCK
     (Cost $61,554,052) .............................                 67,818,688
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) -- 11.0%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                        ---------   ------------
   HighMark Diversified Money Market Fund
     Fiduciary Shares, 4.850% .......................   2,922,475   $  2,922,475
   HighMark U.S. Government Money Market Fund
     Fiduciary Shares, 4.470% .......................   2,922,475      2,922,475
   Union Bank of California Money Market Fund,
     3.130% .........................................   2,262,666      2,262,666
                                                                    ------------
   TOTAL SHORT-TERM INVESTMENTS
     (Cost $8,107,616) ..............................                  8,107,616
                                                                    ------------
   TOTAL INVESTMENTS -- 102.8%
     (Cost $69,661,668) .............................               $ 75,926,304
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $73,882,665.
   *  NON-INCOME PRODUCING SECURITY.
 (A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2007.
  CL  CLASS
LTD.  LIMITED


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    AGGRESSIVE VALUE FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

12.9%   Short-Term Investments
11.1%   Petroleum & Fuel Products
10.7%   Electronics Manufacturer
10.2%   Automotive
 7.8%   Semi-Conductors & Instruments
 6.4%   Business Services
 6.4%   Food, Beverage & Tobacco
 4.9%   Metals & Mining
 4.7%   Agriculture
 4.4%   Broadcasting, Newspapers & Advertising
 4.3%   Pharmaceuticals
 3.8%   Offshore Drilling
 3.7%   Communications & Media
 3.7%   Consumer Staples
 2.8%   Computer Storage & Peripherals
 2.2%   Telephone and Telecommunications

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 82.4%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                       -----------   -----------
AGRICULTURE -- 4.9%
   Archer-Daniels-Midland ..........................         9,000   $   322,020
                                                                     -----------
AUTOMOTIVE -- 4.5%
   Honda Motor ADR .................................         7,800       291,954
                                                                     -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.6%
   WPP Group .......................................        22,000       300,033
                                                                     -----------
BUSINESS SERVICES -- 6.7%
   Western Union ...................................        20,000       440,800
                                                                     -----------
COMMUNICATIONS & MEDIA -- 3.9%
   DIRECTV Group* ..................................         9,600       254,208
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS -- 3.0%
   Smart Modular Technologies* .....................        21,900       193,596
                                                                     -----------
CONSUMER STAPLES -- 3.8%
   CVS Caremark ....................................         6,000       250,620
                                                                     -----------
ELECTRONICS MANUFACTURER -- 8.6%
   Flextronics International Ltd.* .................        20,000       246,200
   Ingram Micro, Cl A* .............................        14,800       314,352
                                                                     -----------
                                                                         560,552
                                                                     -----------
FOOD, BEVERAGE & TOBACCO -- 6.7%
   Altria Group ....................................         6,000       437,580
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    AGGRESSIVE VALUE FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                       -----------   -----------
METALS & MINING -- 5.1%
   Gold Fields ADR .................................         9,000   $   162,630
   Newmont Mining ..................................         3,400       172,924
                                                                     -----------
                                                                         335,554
                                                                     -----------
OFFSHORE DRILLING -- 4.0%
   Nabors Industries* ..............................         9,300       261,144
                                                                     -----------
PETROLEUM & FUEL PRODUCTS -- 11.6%
   BP ADR ..........................................         2,500       194,975
   El Paso .........................................        13,500       238,410
   Total ADR .......................................         4,000       322,440
                                                                     -----------
                                                                         755,825
                                                                     -----------
PHARMACEUTICALS -- 4.5%
   Wyeth ...........................................         6,000       291,780
                                                                     -----------
SEMI-CONDUCTORS & INSTRUMENTS -- 8.2%
   Infineon Technologies ADR* ......................        20,000       293,600
   Intel ...........................................         9,000       242,100
                                                                     -----------
                                                                         535,700
                                                                     -----------
TELEPHONE AND TELECOMMUNICATIONS -- 2.3%
   Ericsson (LM) Telephone, Cl B ...................         5,100       153,255
                                                                     -----------
   TOTAL COMMON STOCK
     (Cost $5,119,822) .............................                   5,384,621
                                                                     -----------

--------------------------------------------------------------------------------
PREFERRED STOCK -- 6.1%
--------------------------------------------------------------------------------
AUTOMOTIVE -- 6.1%
   Bayerische Motoren Werke
     (Cost $360,991) ...............................         7,200       402,813
                                                                     -----------

--------------------------------------------------------------------------------
WARRANTS -- 2.6%
--------------------------------------------------------------------------------
ELECTRONICS MANUFACTURER (A) -- 2.6%
   Samsung Electronics, Expires 05/13/09
     (Cost $160,673) ...............................           280       169,782
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    AGGRESSIVE VALUE FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 13.5%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                       -----------   -----------
   Union Bank of California Money Market Fund,
     3.130% (Cost $882,910) ........................       882,910   $   882,910
                                                                     -----------
   TOTAL INVESTMENTS -- 104.6%
     (Cost $6,524,396) .............................                 $ 6,840,126
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $6,536,272.
   *  NON-INCOME PRODUCING SECURITY.
(A) THESE EQUITY WARRANTS TRADE IN U.S. DOLLARS ON A ONE FOR ONE BASIS TO THE UNDERLYING STOCK. THE EQUITY WARRANTS ISSUED ARE SUBJECT TO RULE 144A OF THE SECURITY ACT OF 1933. SUCH SECURITIES MAY BE SOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY ON FOREIGN EXCHANGES OR TO QUALIFIED INSTITUTIONAL BUYERS.
 (B)  THE RATE SHOWN IS THE 7-DAY  EFFECTIVE  YIELD AS OF OCTOBER 31, 2007.
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
LTD.  LIMITED


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR FUNDS
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                     INTERNATIONAL
                                                                     OPPORTUNITY         EQUITY
                                                                         FUND             FUND
                                                                   ---------------   -------------
ASSETS:
Cost of securities .............................................   $ 2,092,779,887   $  33,490,512
                                                                   ===============   =============

Investments in securities at value .............................   $ 2,429,693,747   $  47,934,874
Receivable for investment securities sold ......................        18,371,040       1,777,973
Receivable for capital shares sold .............................         4,482,340           1,531
Dividend and interest receivable ...............................         1,573,107          53,625
Receivable for dividend tax reclaim ............................           271,383          15,133
Prepaid Expenses ...............................................            39,506           9,115
                                                                   ---------------   -------------
     Total Assets ..............................................     2,454,431,123      49,792,251
                                                                   ---------------   -------------
LIABILITIES:
Payable for investment securities purchased ....................        16,241,755       2,142,960
Payable for capital shares redeemed ............................         5,704,422              --
Payable due to Investment Advisor ..............................         1,755,072          42,382
Payable due to custodian .......................................                87              --
Shareholder servicing fees payable .............................           338,645          11,312
Payable due to Administrator ...................................           117,174           2,096
Payable due to Trustees ........................................             7,739             133
Chief Compliance Officer fees payable ..........................             4,160              44
Accrued expenses ...............................................           259,552          17,598
                                                                   ---------------   -------------
     Total Liabilities .........................................        24,428,606       2,216,525
                                                                   ---------------   -------------
   NET ASSETS ..................................................   $ 2,430,002,517   $  47,575,726
                                                                   ===============   =============
NET ASSETS CONSIST OF:
Paid-in-Capital ................................................   $ 2,000,398,579   $  29,558,376
Undistributed net investment income ............................         7,285,886         367,322
Accumulated net realized gain on investments ...................        85,404,192       3,204,475
Net unrealized appreciation on investments .....................       336,913,860      14,444,362
Net unrealized appreciation on foreign currency
   contracts, foreign currencies and translation of other
     assets and liabilities denominated in foreign currencies ..                --           1,191
                                                                   ---------------   -------------
   NET ASSETS ..................................................   $ 2,430,002,517   $  47,575,726
                                                                   ===============   =============
INVESTOR CLASS SHARES:
Net Assets .....................................................   $ 1,513,513,856   $  47,575,726
Total shares outstanding at end of year ........................        72,780,448       1,535,235
Net Asset Value, Offering and Redemption Price Per Share
   (Net Assets / Shares Outstanding) ...........................   $         20.80   $       30.99

INSTITUTIONAL CLASS SHARES:
Net Assets .....................................................   $   916,488,661             n/a
Total shares outstanding at end of year ........................        43,942,507             n/a
Net Asset Value, Offering and Redemption Price Per Share
   (Net Assets / Shares Outstanding) ...........................   $         20.86             n/a

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR FUNDS
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                    CONQUISTADOR      AGGRESSIVE
                                                                        FUND          VALUE FUND
                                                                   ---------------   -------------
ASSETS:
Cost of securities .............................................   $    69,661,668   $   6,524,396
                                                                   ===============   =============

Investments in securities at value .............................   $    75,926,304   $   6,840,126
Foreign Cash (Cost $0 and $27,254, respectively) ...............                --          27,254
Receivable for investment securities sold ......................         4,241,068         104,218
Receivable for capital shares sold .............................           115,324              --
Dividend and interest receivable ...............................            40,569           5,896
Receivable for dividend tax reclaim ............................               141              --
Receivable for Investment Advisory Reimbursement ...............                --           1,253
Deferred Offering Costs ........................................                --          34,616
Prepaid Expenses ...............................................             9,783               9
                                                                   ---------------   -------------
     Total Assets ..............................................        80,333,189       7,013,372
                                                                   ---------------   -------------
LIABILITIES:
Payable for investment securities purchased ....................         6,244,562         467,493
Payable for capital shares redeemed ............................            48,494              --
Payable due to Investment Advisor ..............................            71,412              --
Shareholder servicing fees payable .............................            64,895           2,488
Payable due to Administrator ...................................             3,379             299
Payable due to Trustees ........................................               215              19
Chief Compliance Officer fees payable ..........................               112              16
Accrued expenses ...............................................            17,455           6,785
                                                                   ---------------   -------------
     Total Liabilities .........................................         6,450,524         477,100
                                                                   ---------------   -------------
   NET ASSETS ..................................................   $    73,882,665   $   6,536,272
                                                                   ===============   =============
NET ASSETS CONSIST OF:
Paid-in-Capital ................................................   $    67,453,804   $   6,332,735
Undistributed net investment income (loss) .....................          (249,215)          6,338
Accumulated net realized gain (loss) on investments ............           413,440        (118,560)
Net unrealized appreciation on investments .....................         6,264,636         315,730
Net unrealized appreciation on foreign currency
   contracts, foreign currencies and translation of other
   assets and liabilities denominated in foreign currencies ....                --              29
                                                                   ---------------   -------------
   NET ASSETS ..................................................   $    73,882,665   $   6,536,272
                                                                   ===============   =============
INVESTOR CLASS SHARES:
Net Assets .....................................................   $    73,882,665   $   6,536,272
Total shares outstanding at end of year ........................         4,733,398         633,157
Net Asset Value, Offering and Redemption Price Per Share
   (Net Assets / Shares Outstanding) ...........................   $         15.61   $       10.32

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR FUNDS
                                                    FOR THE SIX MONTHS ENDED
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                     INTERNATIONAL
                                                                     OPPORTUNITY         EQUITY
                                                                         FUND             FUND
                                                                   ---------------   -------------
INVESTMENT INCOME
Dividends ......................................................   $    19,109,985   $     637,740
Less: Foreign Taxes Withheld ...................................          (321,949)        (38,329)
                                                                   ---------------   -------------
   TOTAL INVESTMENT INCOME .....................................        18,788,036         599,411
                                                                   ---------------   -------------
EXPENSES
Investment Advisory Fees .......................................        12,081,417         232,856
Shareholder Servicing Fees -- Investor Class ...................         2,103,802          21,169
Administration Fees ............................................           717,203          11,461
Trustees' Fees .................................................            14,118             261
Chief Compliance Officer Fees ..................................             7,778             154
Transfer Agent Fees ............................................           437,376          13,209
Custodian Fees .................................................           190,747          13,663
Printing Fees ..................................................           177,302           2,399
Legal Fees .....................................................            60,960           1,000
Registration & Filing Fees .....................................            27,461           8,967
Audit Fees .....................................................            10,095           9,758
Other Expenses .................................................            17,834           3,074
                                                                   ---------------   -------------
   TOTAL EXPENSES ..............................................        15,846,093         317,971

Less:
   Investment advisory fee waiver ..............................        (1,066,522)            (13)
   Fees Paid Indirectly (Note 3) ...............................           (82,143)         (5,417)
                                                                   ---------------   -------------
   NET EXPENSES ................................................        14,697,428         312,541
                                                                   ---------------   -------------
NET INVESTMENT INCOME ..........................................         4,090,608         286,870
                                                                   ---------------   -------------
NET REALIZED GAIN ON INVESTMENTS ...............................        28,900,846       1,784,050
NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS .............           (17,095)        (11,408)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ..............................................       (54,338,652)      5,133,319
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON FOREIGN CURRENCIES AND TRANSLATION OF
   OTHER ASSETS AND LIABILITIES DENOMINATED IN
   FOREIGN CURRENCIES ..........................................            17,121          (2,275)
                                                                   ---------------   -------------
NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS .......................................       (25,437,780)      6,903,686
                                                                   ---------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........   $   (21,347,172)  $   7,190,556
                                                                   ===============   =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR FUNDS
                                                    FOR THE SIX MONTHS ENDED
                                                    OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     CONQUISTADOR     AGGRESSIVE
                                                                         FUND         VALUE FUND*
                                                                   ---------------   -------------
INVESTMENT INCOME
Dividends ......................................................   $       321,278   $      21,335
Less: Foreign Taxes Withheld ...................................                --             (70)
                                                                   ---------------   -------------
TOTAL INVESTMENT INCOME ........................................           321,278          21,265
                                                                   ---------------   -------------
EXPENSES
Investment Advisory Fees .......................................           422,882           9,951
Shareholder Servicing Fees -- Investor Class ...................            73,545           2,488
Administration Fees ............................................            19,896             541
Trustees' Fees .................................................               324              19
Chief Compliance Officer Fees ..................................               188              16
Transfer Agent Fees ............................................            14,277           2,306
Registration & Filing Fees .....................................            10,108             207
Audit Fees .....................................................             9,761           4,495
Printing Fees ..................................................             4,199             193
Custodian Fees .................................................             2,951             476
Legal Fees .....................................................             1,768              24
Offering Costs .................................................                --           5,635
Other Expenses .................................................               493             567
                                                                   ---------------   -------------
   TOTAL EXPENSES ..............................................           560,392          26,918
Less:
   Investment advisory fee waiver ..............................               (89)         (9,951)
   Reimbursement of other operating expenses ...................                --          (1,877)
   Fees Paid Indirectly (Note 3) ...............................           (11,849)           (163)
                                                                   ---------------   -------------
   NET EXPENSES ................................................           548,454          14,927
                                                                   ---------------   -------------
NET INVESTMENT INCOME (LOSS) ...................................          (227,176)          6,338
                                                                   ---------------   -------------
NET REALIZED LOSS ON INVESTMENTS ...............................        (2,796,707)       (117,614)
NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS .............                --            (946)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ..............................................          (707,607)        315,730
NET CHANGE IN UNREALIZED APPRECIATION ON
   FOREIGN CURRENCIES AND TRANSLATION OF
   OTHER ASSETS AND LIABILITIES DENOMINATED
   IN FOREIGN CURRENCIES .......................................                --              29
                                                                   ---------------   -------------
NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS .......................................        (3,504,314)        197,199
                                                                   ---------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........   $    (3,731,490)  $     203,537
                                                                   ===============   =============

* COMMENCED OPERATIONS ON SEPTEMBER 4, 2007.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             CAMBIAR OPPORTUNITY
                                                            FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS           YEAR
                                                                           ENDED             ENDED
                                                                      OCTOBER 31, 2007      APRIL 30,
                                                                         (UNAUDITED)          2007
                                                                      ----------------   ---------------
OPERATIONS:
   Net Investment Income ..........................................   $      4,090,608   $    14,216,310
   Net Realized Gain on Investments ...............................         28,900,846        56,800,741
   Net Realized Loss on Foreign Currency Transactions .............            (17,095)         (157,420)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...............................................        (54,338,652)      236,937,363
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currencies and Translation of Other Assets and
     Liabilities Denominated in Foreign Currencies ................             17,121           (17,121)
                                                                      ----------------   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..............................................        (21,347,172)      307,779,873
                                                                      ----------------   ---------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
     Investor Class Shares ........................................                 --        (6,156,442)
     Institutional Class Shares ...................................                 --        (7,212,438)
   Realized Capital Gains:
     Investor Class Shares ........................................                 --       (17,351,704)
     Institutional Class Shares ...................................                 --       (14,603,800)
                                                                      ----------------   ---------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..............................                 --       (45,324,384)
                                                                      ----------------   ---------------
CAPITAL SHARE TRANSACTIONS:
   Investor Class Shares
     Issued .......................................................        250,958,659       854,327,384
     Reinvestment of Distributions ................................                 --        22,040,692
     Redeemed .....................................................       (399,041,404)     (259,072,362)
                                                                      ----------------   ---------------
   Net Increase (Decrease) from Investor Class Share
     Transactions .................................................       (148,082,745)      617,295,714
                                                                      ----------------   ---------------
   Institutional Class Shares
     Issued .......................................................         84,143,197       256,243,250
     Reinvestment of Distributions ................................                 --        20,317,046
     Redeemed .....................................................       (126,923,220)     (388,040,422)
                                                                      ----------------   ---------------
   Net Decrease from Institutional Class Share Transactions .......        (42,780,023)     (111,480,126)
                                                                      ----------------   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ...........................................       (190,862,768)      505,815,588
                                                                      ----------------   ---------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ........................       (212,209,940)      768,271,077

NET ASSETS:
   Beginning of period ............................................      2,642,212,457     1,873,941,380
                                                                      ----------------   ---------------
   End of period (including undistributed net investment income
     of $7,285,886 and $3,195,278, respectively) ..................   $  2,430,002,517   $ 2,642,212,457
                                                                      ================   ===============
SHARE TRANSACTIONS:
   Investor Class Shares
     Issued .......................................................         11,955,383        43,775,942
     Reinvestment of Distributions ................................                 --         1,072,288
     Redeemed .....................................................        (19,129,909)      (13,178,592)
                                                                      ----------------   ---------------
   Total Increase (Decrease) in Investor Class Shares .............         (7,174,526)       31,669,638
                                                                      ----------------   ---------------
   Institutional Class Shares
     Issued .......................................................          4,006,080        13,377,038
     Reinvestment of Distributions ................................                 --           987,064
     Redeemed .....................................................         (6,060,574)      (18,779,823)
                                                                      ----------------   ---------------
   Total Decrease in Institutional Class Shares ...................         (2,054,494)       (4,415,721)
                                                                      ----------------   ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING. .................         (9,229,020)       27,253,917
                                                                      ================   ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR INTERNATIONAL
                                                          EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS           YEAR
                                                                           ENDED             ENDED
                                                                      OCTOBER 31, 2007      APRIL 30,
                                                                         (UNAUDITED)          2007
                                                                      ----------------   --------------
OPERATIONS:
   Net Investment Income ..........................................   $        286,870   $      329,229
   Net Realized Gain on Investments ...............................          1,784,050        3,728,458
   Net Realized Loss on Foreign Currency Transactions .............            (11,408)         (18,363)
   Net Change in Unrealized Appreciation on Investments ...........          5,133,319          756,294
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currencies and Translation of Other Assets and
     Liabilities Denominated in Foreign Currencies ................             (2,275)           5,803
                                                                      ----------------   --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........          7,190,556        4,801,421
                                                                      ----------------   --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..........................................                 --         (252,458)
   Realized Gains .................................................                 --       (4,574,594)
                                                                      ----------------   --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..............................                 --       (4,827,052)
                                                                      ----------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Issued .........................................................          1,502,001        5,377,017
   Reinvestment of Distributions ..................................                 --        4,826,453
   Redemption Fees -- Note 2 ......................................              2,990           78,292
   Redeemed .......................................................           (750,891)     (12,774,744)
                                                                      ----------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..................................            754,100       (2,492,982)
                                                                      ----------------   --------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ........................          7,944,656       (2,518,613)

NET ASSETS:
   Beginning of period ............................................         39,631,070       42,149,683
                                                                      ----------------   --------------
   End of period (including undistributed net investment income
     of $367,322 and $80,452, respectively) .......................   $     47,575,726   $   39,631,070
                                                                      ================   ==============
SHARE TRANSACTIONS:
   Issued .........................................................             54,127          210,252
   Reinvestment of Distributions ..................................                 --          196,943
   Redeemed .......................................................            (27,252)        (516,975)
                                                                      ----------------   --------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING ..................             26,875         (109,780)
                                                                      ================   ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR
                                                              CONQUISTADOR FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS           YEAR
                                                                           ENDED             ENDED
                                                                      OCTOBER 31, 2007      APRIL 30,
                                                                         (UNAUDITED)          2007
                                                                      ----------------   --------------
OPERATIONS:
   Net Investment Loss ............................................   $       (227,176)  $     (308,484)
   Net Realized Gain (Loss) on Investments ........................         (2,796,707)       3,845,029

   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...............................................           (707,607)       6,148,869
                                                                      ----------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..............................................         (3,731,490)       9,685,414
                                                                      ----------------   --------------
DIVIDENDS AND DISTRIBUTIONS:
   Realized Gains .................................................                 --       (1,010,681)
                                                                      ----------------   --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..............................                 --       (1,010,681)
                                                                      ----------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Issued .........................................................         12,301,584       61,678,576
   Reinvestment of Distributions ..................................                 --        1,006,620
   Redemption Fees -- Note 2 ......................................                 --            1,806
   Redeemed .......................................................         (6,817,206)     (12,886,333)
                                                                      ----------------   --------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .....          5,484,378       49,800,669
                                                                      ----------------   --------------
   TOTAL INCREASE IN NET ASSETS. ..................................          1,752,888       58,475,402

NET ASSETS:
   Beginning of period ............................................         72,129,777       13,654,375
                                                                      ----------------   --------------
   End of period (including undistributed net investment loss of
     $(249,215) and $(22,039), respectively) ......................   $     73,882,665   $   72,129,777
                                                                      ================   ==============
SHARE TRANSACTIONS:
   Issued .........................................................            766,122        4,283,752
   Reinvestment of Distributions ..................................                 --           65,407
   Redeemed .......................................................           (423,909)        (877,137)
                                                                      ----------------   --------------
   NET INCREASE IN SHARES OUTSTANDING .............................            342,213        3,472,022
                                                                      ================   ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR AGGRESSIVE
                                                             VALUE FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          SEPTEMBER 4,
                                                                                            2007* TO
                                                                                          OCTOBER 31,
                                                                                              2007
                                                                                          (UNAUDITED)
                                                                                         --------------
OPERATIONS:
   Net Investment Income .............................................................   $        6,338
   Net Realized Loss on Investments ..................................................         (117,614)
   Net Realized Loss on Foreign Currency Transactions ................................             (946)
   Net Change in Unrealized Appreciation on Investments ..............................          315,730
   Net Change in Unrealized Appreciation on
     Foreign Currencies and Translation of Other Assets and
     Liabilities Denominated in Foreign Currencies ...................................               29
                                                                                         --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................          203,537
                                                                                         --------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................................        6,335,535
   Redeemed ..........................................................................           (2,800)
                                                                                         --------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ........................        6,332,735
                                                                                         --------------
   TOTAL INCREASE IN NET ASSETS ......................................................        6,536,272

NET ASSETS:
   Beginning of period ...............................................................               --
                                                                                         --------------
   End of period (including undistributed net investment income of $6,338) ...........   $    6,536,272
                                                                                         ==============
SHARE TRANSACTIONS:
   Issued ............................................................................          633,426
   Redeemed ..........................................................................             (269)
                                                                                         --------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ........................          633,157
                                                                                         ==============

* COMMENCEMENT OF OPERATIONS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          INVESTOR CLASS SHARES*
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                          OCTOBER 31,                               YEAR ENDED APRIL 30,
                                             2007           -------------------------------------------------------------------
                                          (UNAUDITED)           2007           2006          2005          2004        2003(2)
                                          -----------       -----------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of
   Period .............................   $     20.97       $     18.98     $   16.31     $   14.91     $   10.96     $   12.84
Income (Loss) from
   Operations:
Net Investment Income .................          0.02(1)           0.09(1)       0.09(1)       0.05(1)       0.06(1)       0.06
Net Realized and Unrealized
   Gain (Loss) ........................         (0.19)             2.25          2.66          1.41          3.97         (1.90)
                                          -----------       -----------     ---------     ---------     ---------     ---------
Total from Operations .................         (0.17)             2.34          2.75          1.46          4.03         (1.84)
                                          -----------       -----------     ---------     ---------     ---------     ---------
Dividends and Distributions:
Net Investment Income .................            --             (0.09)        (0.04)        (0.06)        (0.08)        (0.04)
Net Realized Gain .....................            --             (0.26)        (0.04)           --            --            --
                                          -----------       -----------     ---------     ---------     ---------     ---------
Total Dividends and Distributions .....            --             (0.35)        (0.08)        (0.06)        (0.08)        (0.04)
                                          -----------       -----------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period ........   $     20.80       $     20.97     $   18.98     $   16.31     $   14.91     $   10.96
                                          ===========       ===========     =========     =========     =========     =========
TOTAL RETURN+ .........................         (0.81)%***        12.37%        16.87%         9.78%        36.93%       (14.31)%
                                          ===========       ===========     =========     =========     =========     =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ........................   $ 1,513,514       $ 1,676,270     $ 916,371     $ 296,946     $  97,543     $  23,622
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Fees Paid Indirectly) ..............          1.29%**           1.29%         1.34%         1.64%         2.01%         2.13%
Ratio of Expenses to Average
   Net Assets .........................          1.20%**           1.20%         1.20%         1.51%         1.37%         1.30%
Ratio of Net Investment Income
   to Average Net Assets ..............          0.22%**           0.48%         0.51%         0.30%         0.46%         0.49%
Portfolio Turnover Rate ...............            29%***            59%           38%           43%           45%          118%

  * PRIOR TO NOVEMBER 3, 2005, INVESTOR CLASS SHARES WERE OFFERED AS INSTITUTIONAL CLASS SHARES.
 **   ANNUALIZED
*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND ACQUIRED THE ASSETS AND INVESTMENTS OF THE UAM CAMBIAR OPPORTUNITY PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CAMBIAR OPPORTUNITY PORTFOLIO.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      INSTITUTIONAL CLASS SHARES
                                                           ----------------------------------------------
                                                           SIX MONTHS
                                                              ENDED             YEAR          NOVEMBER 3,
                                                           OCTOBER 31,         ENDED           2005* TO
                                                              2007           APRIL 30,         APRIL 30,
                                                           (UNAUDITED)          2007              2006
                                                           -----------       ---------        -----------
Net Asset Value, Beginning of Period ...................    $   21.00       $   18.99        $   17.27
Income from Operations:
Net Investment Income ..................................         0.05(1)         0.15(1)          0.07(1)
Net Realized and Unrealized Gain (Loss) ................        (0.19)           2.25             1.74
                                                            ---------       ---------        ---------
Total from Operations ..................................        (0.14)           2.40             1.81
                                                            ---------       ---------        ---------
Dividends and Distributions:
Net Investment Income ..................................           --           (0.13)           (0.05)
Net Realized Gain ......................................           --           (0.26)           (0.04)
                                                            ---------       ---------        ---------
Total Dividends and Distributions ......................           --           (0.39)           (0.09)
                                                            ---------       ---------        ---------
Net Asset Value, End of Period .........................    $   20.86       $   21.00        $   18.99
                                                            =========       =========        =========
TOTAL RETURN+ ..........................................        (0.67)%         12.67%           10.49%
                                                            =========       =========        =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..................    $ 916,489       $ 965,942        $ 957,570
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense Reimbursements
   and Fees Paid Indirectly) ...........................         1.03%**         1.03%            1.07%**
Ratio of Expenses to Average Net Assets ................         0.95%**         0.95%            0.95%**
Ratio of Net Investment Income to
   Average Net Assets ..................................         0.47%**         0.76%            0.80%**
Portfolio Turnover Rate ................................           29%***          59%              38%***

  *   COMMENCEMENT OF OPERATIONS
 **   ANNUALIZED
***   PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
      ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD.
(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   SIX MONTHS
                                     ENDED            YEAR           YEAR          YEAR          YEAR        SEPTEMBER 9,
                                  OCTOBER 31,        ENDED          ENDED         ENDED         ENDED          2002* TO
                                     2007          APRIL 30,      APRIL 30,     APRIL 30,     APRIL 30,        APRIL 30,
                                  (UNAUDITED)         2007           2006          2005          2004            2003
                                  -----------      ---------      ---------     ---------     ---------      ------------
Net Asset Value, Beginning of
   Period ....................     $  26.27       $  26.05       $  22.17      $  20.43      $  13.52         $  14.55
Income (Loss) from Operations:
Net Investment Income ........         0.19(1)        0.23(1)        0.25(1)       0.11(1)       0.13(1)          0.09
Net Realized and Unrealized
   Gain (Loss) ...............         4.53           3.50           6.06          1.65          6.89            (1.12)
                                   --------       --------       --------      --------      --------         --------
Total from Operations ........         4.72           3.73           6.31          1.76          7.02            (1.03)
                                   --------       --------       --------      --------      --------         --------
Dividends and Distributions:
Net Investment Income ........           --          (0.16)         (0.03)        (0.02)        (0.11)              --
Net Realized Gain ............           --          (3.40)         (2.40)           --            --               --
                                   --------       --------       --------      --------      --------         --------
Total Dividends and
   Distributions .............           --          (3.56)         (2.43)        (0.02)        (0.11)              --
                                   --------       --------       --------      --------      --------         --------
Redemption Fees ..............         0.00(2)        0.05           0.00(2)         --          0.00(2)            --
                                   --------       --------       --------      --------      --------         --------
Net Asset Value,
   End of Period .............     $  30.99       $  26.27       $  26.05      $  22.17      $  20.43         $  13.52
                                   ========       ========       ========      ========      ========         ========
TOTAL RETURN+ ................        17.97%***      15.61%+++      30.65%         8.62%        51.97%+++        (7.08)%+++***
                                   ========       ========       ========      ========      ========         ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...............     $ 47,576       $ 39,631       $ 42,150      $ 28,388      $ 22,496         $ 13,860
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Fees Paid Indirectly) .....         1.50%**        1.53%          1.50%         1.63%         2.05%            3.02%**
Ratio of Expenses to
   Average Net Assets ........         1.48%**        1.50%          1.50%         1.63%         1.75%            1.75%**
Ratio of Net Investment
   Income to Average
   Net Assets ................         1.35%**        0.91%          1.08%         0.52%         0.70%            1.07%**
Portfolio Turnover Rate ......           49%***         92%           102%           63%           76%              95%***

  *   COMMENCEMENT OF OPERATIONS
 **   ANNUALIZED
*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
+++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD.
(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(2)   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                             SIX MONTHS
                                                ENDED             YEAR           YEAR        AUGUST 31,
                                             OCTOBER 31,         ENDED          ENDED         2004* TO
                                                 2007          APRIL 30,      APRIL 30,      APRIL 30,
                                             (UNAUDITED)          2007           2006           2005
                                             -----------       ---------      ---------      ----------
Net Asset Value, Beginning of Period .....    $  16.43        $  14.86        $  11.13        $ 10.00
Income from Operations:
Net Investment Loss ......................       (0.05)(1)       (0.11)(1)       (0.12)(1)      (0.05)(1)
Net Realized and Unrealized Gain (Loss) ..       (0.77)           1.97            4.57           1.26
                                              --------        --------        --------        -------
Total from Operations ....................       (0.82)           1.86            4.45           1.21
                                              --------        --------        --------        -------
Dividends and Distributions:
Net Investment Income ....................          --              --           (0.03)         (0.03)
Net Realized Gain ........................          --           (0.29)          (0.69)         (0.05)
                                              --------        --------        --------        -------
Total Dividends and Distributions ........          --           (0.29)          (0.72)         (0.08)
                                              --------        --------        --------        -------
Redemption Fees ..........................        0.00(2)         0.00(2)         0.00(2)          --
                                              --------        --------        --------        -------
Net Asset Value, End of Period ...........    $  15.61        $  16.43        $  14.86        $ 11.13
                                              ========        ========        ========        =======
TOTAL RETURN+ ............................       (4.99)%***      12.63%          40.98%         12.09%***
                                              ========        ========        ========        =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....    $ 73,883        $ 72,130        $ 13,654        $ 2,220
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid
   Indirectly) ...........................        1.52%**         1.55%           3.00%          6.55%**
Ratio of Expenses to Average Net Assets ..        1.49%**         1.50%           1.69%          1.85%**
Ratio of Net Investment Loss to
   Average Net Assets ....................       (0.62)%**       (0.72)%         (0.90)%        (0.63)%**
Portfolio Turnover Rate ..................          73%***          81%             91%            36%***

  *   COMMENCEMENT OF OPERATIONS
 **   ANNUALIZED
*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(2)   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR AGGRESSIVE
                                                              VALUE FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               SEPTEMBER 4,
                                                                 2007* TO
                                                                OCTOBER 31,
                                                                   2007
                                                                (UNAUDITED)
                                                                -----------
Net Asset Value, Beginning of Period ........................     $ 10.00
Income from Operations:
Net Investment Income .......................................        0.01(1)
Net Realized and Unrealized Gain ............................        0.31
                                                                  -------
Total from Operations .......................................        0.32
                                                                  -------
Net Asset Value, End of Period ..............................     $ 10.32
                                                                  =======
TOTAL RETURN+ ...............................................        3.20%***
                                                                  =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......................     $ 6,536
Ratio of Expenses to Average Net Assets (Excluding Waivers,
   Expense Reimbursements and Fees Paid Indirectly) .........        2.71%**
Ratio of Expenses to Average Net Assets .....................        1.50%**
Ratio of Net Investment Income to Average Net Assets ........        0.64%**
Portfolio Turnover Rate .....................................          27%***

  *   COMMENCED OPERATIONS
 **   ANNUALIZED
*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Conquistador Fund and Cambiar Aggressive Value Fund (collectively the "Funds," individually a "Fund"). Each of the Funds seeks total return and capital preservation, except for the Aggressive Value Fund, which seeks long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

On September 21, 2005, the existing Institutional Class Shares of the Funds were renamed as Investor Class Shares. On November 3, 2005, the Cambiar Opportunity Institutional Class Shares commenced operations.

On September 4, 2007, the Cambiar Aggressive Value Fund commenced operations.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

      traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      The Cambiar International Equity Fund uses FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Funds Administrator and requests that a meeting of the Committee be held.

      Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

      most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      As of October 31, 2007, the total market value of securities valued in accordance with the Fair Valued Procedures was $27,410,084.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

      are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

      OPTIONS -- The Funds are authorized to purchase put and call options. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

      EXPENSES -- Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

      OFFERING COSTS -- The Cambiar Aggressive Value Fund's offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from inception. As of October 31, 2007, $34,616 remained to be amortized.

      REDEMPTION FEES -- The Cambiar International Equity Fund, Cambiar Conquistador Fund and Cambiar Aggressive Value Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended October 31, 2007, the Funds retained fees of $2,990, $0 and $0, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

3. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODY AGREEMENTS:

The Funds and SEI Investments Global Fund Services (the "Administrator") are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.08% of the first $500 million, 0.06% of the next $500 million, 0.045% of the next $2 billion and 0.035% of any amount above $3 billion of the Funds' average daily net assets, subject to a minimum fee of $300,000.

The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Effective October 1, 2005, the Funds adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets of the Investor Class are paid by Cambiar Investors, LLC (the "Adviser").

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the Cambiar Opportunity, the Cambiar International Equity, the Cambiar Conquistador and the Cambiar Aggressive Value Funds earned credits of $82,143, $5,417, $11,849 and $163, respectively, which were used to offset transfer agent expenses. These amounts are listed as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. serves as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

4.    INVESTMENT ADVISORY AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity Fund at a fee calculated at an annual rate of 1.00% of the first $500 million, 0.90% of assets between $500 million and $2.5 billion and 0.75% of amounts above $2.5 billion of the Fund's average daily net assets. Under the terms of the investment advisory agreement, the Adviser provides investment advisory services to the Cambiar International Equity, the Cambiar Conquistador and the Cambiar Aggressive Value Funds at an annual rate of 1.10%, 1.15% and 1.00%, respectively, of each Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the total operating expenses of the Cambiar Opportunity Fund's Investor Class Shares and the Institutional Class Shares from exceeding 1.20% and 0.95% of each Class' average daily net assets, respectively. The Adviser has also voluntarily agreed to waive a portion of its advisory fees, and to assume expenses, if necessary, in order to keep the Cambiar International Equity, Conquistador and Aggressive Value Funds' total operating expenses from exceeding 1.50% of each Fund's average daily net assets.

5.    INVESTMENT TRANSACTIONS:

For the six months ended October 31, 2007, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

                                               PURCHASES         SALES
                                             -------------   -------------
      Opportunity Fund ...................    $720,772,027    $900,851,124
      International Equity Fund ..........      21,721,155      20,425,282
      Conquistador Fund ..................      56,073,502      48,618,461
      Aggressive Value Fund* .............       7,182,816       1,423,716

      * FOR THE PERIOD SEPTEMBER 4, 2007 THROUGH OCTOBER 31, 2007.

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6.    FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
earned or repatriated. The Cambiar International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions and certain net operating losses which, for tax purposes, are not available to offset future income. Permanent book and tax basis differences may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

                                      ORDINARY       LONG-TERM
                                       INCOME       CAPITAL GAIN       TOTAL
                                   -------------   -------------   ------------
Opportunity Fund
   2007                            $  26,357,722   $  18,966,662   $ 45,324,384
   2006                                3,551,035       3,518,308      7,069,343

International Equity Fund
   2007                                1,779,520       3,047,532      4,827,052
   2006                                   49,357       3,286,349      3,335,706

Conquistador Fund
   2007                                  786,983         223,698      1,010,681
   2006                                  226,731          13,249        239,980

As of April 30, 2007, the components of Distributable Earnings on a tax basis were as follows:

                                      CAMBIAR         CAMBIAR         CAMBIAR
                                    OPPORTUNITY    INTERNATIONAL   CONQUISTADOR
                                        FUND        EQUITY FUND        FUND
                                   -------------   -------------   ------------
Undistributed Ordinary Income      $   3,286,504   $     688,728   $  3,061,638
Undistributed Long-Term
   Capital Gain                       58,018,931         948,509        166,774
Post-October Currency Losses             (91,225)         (2,184)            --
Unrealized Appreciation              390,043,542       9,193,191      6,953,978
Other Temporary Differences             (306,642)         (1,450)       (22,039)
                                   -------------   -------------   ------------
Total Distributable Earnings       $ 450,951,110   $  10,826,794   $ 10,160,351
                                   =============   =============   ============

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of April 30, 2007, the Funds had no capital loss carryforwards.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2006 through April 30, 2007 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, for Federal income tax purposes at October 31, 2007, were as follows:

                                FEDERAL         UNREALIZED      UNREALIZED    NET UNREALIZED
                                TAX COST       APPRECIATION    DEPRECIATION    APPRECIATION
                            ---------------   -------------   -------------   --------------
Opportunity Fund             $2,092,779,887    $401,196,692    $(64,282,832)   $336,913,860

International Equity Fund        33,490,512      14,600,778        (156,416)     14,444,362

Conquistador Fund                69,661,668       7,861,020      (1,596,384)      6,264,636

Aggressive Value Fund             6,524,396         395,440         (79,710)        315,730

7.    RISKS:

At October 31, 2007, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

8.    OTHER:

At October 31, 2007, 56% of total shares outstanding were held by two record shareholders in the Cambiar Opportunity Fund, Investor Class, 95% of total shares outstanding were held by one record shareholder in the Cambiar Opportunity Fund, Institutional Class, 54% of total shares outstanding were held by one record shareholder in the Cambiar Conquistador Fund, and 63% of the total shares outstanding were held by three record shareholders in the Cambiar Aggressive Value Fund. The Cambiar International Fund had no shareholders owning 10% or more of total shares outstanding.

9.    ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Funds' last net asset value calculation in the first required financial statement reporting period. As a result, the Cambiar Aggressive Value Fund adopted FIN 48 upon its inception on September 4, 2007 and the Cambiar Opportunity, International Equity and Conquistador Funds have adopted FIN 48 in their semi-annual report on October 31, 2007. Based on its analysis, management has determined that the adoption of FIN 48 has not had a material impact to the Funds' financial statements upon adoption. However, managements conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation and guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

10.   CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board selected Ernst & Young LLP (E&Y) to serve as the Funds' independent registered public accounting firm commencing with the fiscal year ended April 30, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Funds' fiscal years ended April 30, 2005 and April 30, 2004, neither the Fund, its portfolios nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y did not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of the Funds' prior auditor, PricewaterhouseCoopers LLP (PwC). The decision to dismiss PwC effective upon its completion of its audits for the fiscal year ended April 30, 2005 and to select E&Y was recommended by the Funds' Audit Committee and approved by the Funds' Board of Trustees. PwC's report on the Funds' financial statements for the fiscal years ended April 30, 2005 and 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal year ended April 30, 2005 and April 30, 2004, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation SK under the Securities and Exchange Act of 1934, as amended.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT FOR THE CAMBIAR OPPORTUNITY FUND, CAMBIAR INTERNATIONAL EQUITY FUND AND CAMBIAR CONQUISTADOR FUND AND APPROVING THE ADVISORY AGREEMENT FOR THE CAMBIAR AGGRESSIVE VALUE FUND. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term and must consider and approve a new Advisory Agreement for an initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approvals. Each year, the Board calls and holds a meeting to decide whether to renew each Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to approve the Advisory Agreement for the Cambiar Aggressive Value Fund for an initial two-year term and whether to renew the existing Advisory Agreement for the Cambiar Opportunity Fund, the Cambiar International Equity Fund and the Cambiar Conquistador Fund for an additional year.

Prior to this year's meetings held on May 15-16 and August 7, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meetings, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of each Advisory Agreement. Among other things, at each meeting the representatives provided an overview of the Adviser, including the investment strategies of each fund and the investment philosophy and process of the Adviser. At each meeting, the Trustees then discussed the

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services to be provided by the Adviser, at each meeting the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. At the May 2007 meeting, the Board was provided with information regarding the performance of the Cambiar Opportunity Fund, the Cambiar International Equity Fund and the Cambiar
Conquistador  Fund over  various  periods and since each Fund's  inception.  The
Board also compared each Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds, focusing on investment approach and general economic factors. Based on this information, the Board concluded that the performance of each of the Cambiar Opportunity Fund, the Cambiar International Equity Fund and the Cambiar Conquistador Fund was reasonable and was satisfied with the investment results that the Adviser had been able to achieve for each Fund. Because the Cambiar Aggressive Value Fund is new, there was no performance information for the Board to consider with respect to this Fund.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Cambiar Opportunity Fund, the Cambiar International Equity Fund and the Cambiar Conquistador Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds, and concluded that such profit was not excessive. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Funds were sufficiently comparable to the average advisory fee paid by similarly managed mutual funds. The Trustees reviewed a report comparing the expense ratio and advisory fees to be paid by the Aggressive Value Fund to those paid by other comparable mutual funds and concluded that the advisory fees were reasonable given the services to be provided and were the result of arm's length negotiations.

In addition, the Board considered whether economies of scale were realized during the current contract period for the Cambiar Opportunity Fund, the Cambiar International Equity Fund and the Cambiar Conquistador Fund, but did not conclude that such economies of scale had yet been achieved with respect to any Fund. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Cambiar Aggressive Value Fund, the Trustees did not make any conclusions regarding the Adviser's profitability for this Fund. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the Cambiar Aggressive Value Fund's assets grow. In this regard, during future considerations of the Advisory Agreement for the Cambiar Aggressive Value Fund, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; (c) agreed to approve the Advisory Agreement for the Cambiar Aggressive Value Fund for an initial term of two years; and (d) agreed to renew the Advisory Agreement for the Cambiar Opportunity Fund, the Cambiar International Fund and the Cambiar Conquistador Fund for another year.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                     BEGINNING      ENDING
                                                      ACCOUNT       ACCOUNT    ANNUALIZED   EXPENSES PAID
                                                       VALUE         VALUE      EXPENSE        DURING
                                                      5/01/07       10/31/07     RATIOS        PERIOD*
---------------------------------------------------------------------------------------------------------
CAMBIAR OPPORTUNITY FUND -- INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
Actual Fund Return                                    $1,000.00    $  991.90      1.20%         $6.02
Hypothetical 5% Return                                 1,000.00     1,019.16      1.20           6.11
---------------------------------------------------------------------------------------------------------
CAMBIAR OPPORTUNITY FUND -- INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
Actual Fund Return                                    $1,000.00    $  993.30      0.95%         $4.77
Hypothetical 5% Return                                 1,000.00     1,020.42      0.95           4.84
---------------------------------------------------------------------------------------------------------
CAMBIAR INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------------
Actual Fund Return                                    $1,000.00    $1,179.70      1.48%         $8.13
Hypothetical 5% Return                                 1,000.00     1,017.74      1.48           7.53
---------------------------------------------------------------------------------------------------------
CAMBIAR CONQUISTADOR FUND
---------------------------------------------------------------------------------------------------------
Actual Fund Return                                    $1,000.00    $  950.10      1.49%         $7.32
Hypothetical 5% Return                                 1,000.00     1,017.69      1.49           7.58
---------------------------------------------------------------------------------------------------------

 *Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception).

                                                     BEGINNING      ENDING
                                                      ACCOUNT       ACCOUNT    ANNUALIZED   EXPENSES PAID
                                                       VALUE         VALUE       EXPENSE       DURING
                                                      9/04/07      10/31/07      RATIOS        PERIOD
----------------------------------------------------------------------------------------------------------
CAMBIAR AGGRESSIVE VALUE FUND
----------------------------------------------------------------------------------------------------------
Actual Fund Return                                    $1,000.00    $1,032.00      1.50%         $2.38*
Hypothetical 5% Return                                 1,000.00     1,017.49      1.50           7.63**
----------------------------------------------------------------------------------------------------------

 *Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period since inception).

**Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception).

                                      NOTES

                                THE CAMBIAR FUNDS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-777-8227

                               INVESTMENT ADVISER
                             Cambiar Investors, LLC
                              2401 E. Second Avenue
                                    Suite 400
                                Denver, CO 80206

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                          Morgan, Lewis & Bockius, LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-0600

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk, President

Date: January 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk, President

Date: January 8, 2008


By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO


Date: January 8, 2008

* Print the name and title of each signing officer under his or her signature.